Cover - shares	6 Months Ended
	Jun. 30, 2021	Aug. 13, 2021
Cover [Abstract]
Document Type	10-Q/A
Amendment Flag	true
Amendment Description	This amendment is being filed to include the ixbrl in the html file.
Document Quarterly Report	true
Document Transition Report	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-26108
Entity Registrant Name	AMERICAN CANNABIS COMPANY, INC.
Entity Central Index Key	0000945617
Entity Tax Identification Number	90-1116625
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2590 Walnut #6
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80205
City Area Code	303
Local Phone Number	974-4770
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		80,152,938